Debt (ALS I And II Debt) (Details) (USD $)			0 Months Ended		12 Months Ended			12 Months Ended
	Mar. 23, 2012	Dec. 31, 2011	May 07, 2007 ALS I Debt [Member]	May 08, 2007 ALS I Debt [Member]	Dec. 31, 2011 ALS I Debt [Member]	Dec. 31, 2007 ALS I Debt [Member]	Aug. 10, 2005 ALS I Debt [Member]	Dec. 31, 2011 ALS II Debt [Member]	Aug. 10, 2005 Jersey Charitable Trusts [Member] ALS I Debt [Member]	Aug. 10, 2005 AerCap Ireland [Member] ALS I Debt [Member]	Jun. 26, 2008 Class A-1 [Member] ALS II Debt [Member]
Debt Instrument [Line Items]
Ownership percentage									95.10%	4.90%
Issuance of securitized notes				$ 1,700,000,000
Additional interest expense						27,400,000
Maturity date of notes								Jun. 26, 2038
Book value of aircraft pledged as collateral for debt					1,100,000,000			1,100,000,000
Notes payable											$ 0
Number of aircraft owned		251		70			42	30
Number of additional aircraft			4
Number of aircraft sold						51
Number of aircraft delivered	4							70
Number of aircraft pledged as collateral		38			51			30
Number of aircraft acquired				24
Aircraft available to lenders in case of bankruptcy					57